Impact of change in accounting policies Balance sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 272,001		$ 282,859	$ 237,299	$ 192,541
Short term investments - available for sale	81,541		77,589
Accounts receivable, net	393,940		379,501
Unbilled revenue	292,688		268,509
Other receivables	49,563		33,798
Prepayments and other current assets	45,538		34,377
Income taxes receivable	28,232		24,385
Total current assets	1,163,503		1,101,018
Other Assets:
Property, plant and equipment, net	161,060		163,051
Goodwill	776,469		769,058		$ 616,088
Non-current other assets	15,610		15,393
Non-current income taxes receivable	17,530		18,396
Non-current deferred tax asset	18,212		8,074
Intangible assets	67,061		71,628
Total Assets	2,219,445		2,146,618
Current Liabilities:
Accounts payable	11,850		18,590
Payments on account	332,353		298,992
Other liabilities	260,998		233,503
Income taxes payable	22,962		14,973
Total current liabilities	628,163		566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	348,980		348,888
Non-current other liabilities	15,787		17,111
Non-current government grants	977		966
Non-current income taxes payable	13,161		14,879
Non-current deferred tax liability	7,382		7,716
Commitments and contingencies	0		0
Total Liabilities	1,014,450		955,618
Shareholders' Equity:
Common Stock, Value, Issued	4,643		4,664
Additional paid‑in capital	491,338		481,337
Other undenominated capital	938		912
Accumulated other comprehensive income	(26,505)		(38,713)
Retained earnings	734,581		742,800
Total Shareholders' Equity	1,204,995		1,191,000
Total Liabilities and Shareholders' Equity	2,219,445		2,146,618
Accounting Standards Update 2014-09 [Member]
Shareholders' Equity:
Total Shareholders' Equity			1,142,896
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Current Assets:
Cash and cash equivalents	0
Short term investments - available for sale	0
Accounts receivable, net	0
Unbilled revenue	43,215	$ 42,000
Other receivables	(12,268)
Prepayments and other current assets	0
Income taxes receivable	0
Total current assets	30,947
Other Assets:
Property, plant and equipment, net	0
Goodwill	0
Non-current other assets	0
Non-current income taxes receivable	0
Non-current deferred tax asset	(6,574)
Intangible assets	0
Total Assets	24,373
Current Liabilities:
Accounts payable	0
Payments on account	(25,100)
Other liabilities
Income taxes payable	432
Total current liabilities	(24,668)
Other Liabilities:
Non-current bank credit lines and loan facilities	0
Non-current other liabilities	0
Non-current government grants	0
Non-current income taxes payable	0
Non-current deferred tax liability	0
Commitments and contingencies	0
Total Liabilities	(24,668)
Shareholders' Equity:
Common Stock, Value, Issued	0
Additional paid‑in capital	0
Other undenominated capital	0
Accumulated other comprehensive income	0
Retained earnings	49,041
Total Shareholders' Equity	49,041
Total Liabilities and Shareholders' Equity	24,373
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Shareholders' Equity:
Total Shareholders' Equity	1,254,036
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Current Assets:
Cash and cash equivalents	272,001		$ 282,859
Short term investments - available for sale	81,541
Accounts receivable, net	393,940
Unbilled revenue	335,903
Other receivables	37,295
Prepayments and other current assets	45,538
Income taxes receivable	28,232
Total current assets	1,194,450
Other Assets:
Property, plant and equipment, net	161,060
Goodwill	776,469
Non-current other assets	15,610
Non-current income taxes receivable	17,530
Non-current deferred tax asset	11,638
Intangible assets	67,061
Total Assets	2,243,818
Current Liabilities:
Accounts payable	11,850
Payments on account	307,253
Other liabilities	260,998
Income taxes payable	23,394
Total current liabilities	603,495
Other Liabilities:
Non-current bank credit lines and loan facilities	348,980
Non-current other liabilities	15,787
Non-current government grants	977
Non-current income taxes payable	13,161
Non-current deferred tax liability	7,382
Commitments and contingencies	0
Total Liabilities	989,782
Shareholders' Equity:
Common Stock, Value, Issued	4,643
Additional paid‑in capital	491,338
Other undenominated capital	938
Accumulated other comprehensive income	(26,505)
Retained earnings	783,622
Total Shareholders' Equity	1,254,036
Total Liabilities and Shareholders' Equity	$ 2,243,818